PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings and improvements	4% - 5%
Machinery, equipment and installations	8% - 11%
Furniture and fixtures	10% - 15%
Wagons	2.9% - 6%
Locomotives	3.3% - 8%
Permanent ways	3% - 4%
IT equipment	20%
Other	10% - 20%

Schedule of Property Plant and Equipment
	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives (i)	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2022	2,001,165	1,974,614	7,738,889	8,755,001	3,244,653	441,742	24,156,064
Business combination	310,730	227,257	—	—	133,474	163,427	834,888
Additions	5,442	12,208	772	11,120	3,387,758	(2,253)	3,415,047
Write-offs	(3,368)	(15,368)	(61,536)	(52)	(9,024)	(52,056)	(141,404)
Transfers (ii)	182,504	141,379	316,211	1,650,431	(2,419,014)	32,921	(95,568)
Exchange differences	35,544	131,160	—	—	684	142,215	309,603
Write-off by disposal of investment	(396,614)	(528,452)	—	—	(23,444)	(5,043)	(953,553)
Balance as of December 31, 2022	2,135,403	1,942,798	7,994,336	10,416,500	4,315,087	720,953	27,525,077
Additions	11,356	18,671	898	710	4,577,377	15,497	4,624,509
Write-offs	(199,080)	(34,872)	(118,414)	(116,957)	(2,157)	(16,961)	(488,441)
Transfers (ii)	281,621	196,158	821,701	2,552,077	(3,710,146)	33,451	174,862
Exchange differences	(11,626)	(23,492)	—	—	1,944	(13,668)	(46,842)
Assets held for sale	(89)	—	—	—	(396,150)	(535)	(396,774)
Balance as of December 31, 2023	2,217,585	2,099,263	8,698,521	12,852,330	4,785,955	738,737	31,392,391

Depreciation
Balance as of January 1, 2022	(618,618)	(882,542)	(2,842,050)	(3,115,641)	(13,379)	(35,281)	(7,507,511)
Additions	(73,712)	(187,599)	(566,999)	(670,921)	—	(66,064)	(1,565,295)
Transfers (ii)	—	8,170	51,591	8	—	53,031	112,800
Write-offs	(16,135)	26,732	139	23,931	—	(514)	34,153
Exchange differences	(22,244)	(120,943)	—	—	—	(127,215)	(270,402)
Write-off by disposal of investment	208,661	406,945	—	—	—	4,008	619,614
Balance as of December 31, 2022	(522,048)	(749,237)	(3,357,319)	(3,762,623)	(13,379)	(172,035)	(8,576,641)
Additions	(76,599)	(183,965)	(613,033)	(806,398)	—	(74,695)	(1,754,690)
Transfers (ii)	(49,649)	5,476	(6,838)	(31,199)	—	(45)	(82,255)
Write-offs	17,769	14,870	110,237	89,725	—	15,192	247,793
Exchange differences	3,536	4,684	—	—	—	3,775	11,995
Assets held for sale	40	937	—	—	—	404	1,381
Balance as of December 31, 2023	(626,951)	(907,235)	(3,866,953)	(4,510,495)	(13,379)	(227,404)	(10,152,417)

Balance as of December 31, 2022	1,613,355	1,193,561	4,637,017	6,653,877	4,301,708	548,918	18,948,436
Balance as of December 31, 2023	1,590,634	1,192,028	4,831,568	8,341,835	4,772,576	511,333	21,239,974

(i)	As of December 31, 2023, assets, mainly wagons and locomotives in the amount of R$1,390,404 (R$745,203 as of December 31, 2022), were pledged to guarantee bank loans.
(ii)	Transfers of property, plant and equipment resulting from capitalization and other reclassifications of those assets.

Summary Intangible Assets and Goodwill
	Goodwill	Concession right	Licenses	Brands and patents	Customer relationships	Other	Supply Agreement	Total
Cost
Balance as of January 1, 2022	1,132,817	19,616,524	379,182	66,640	1,604,067	509,053	—	23,308,283
Additions	10,031	—	2,605	—	113,497	16,622	—	142,755
Business combination	402,055	2,508,558	436,594	98,382	1,062,832	388	—	4,508,809
Write-offs	—	(57,723)	—	—	(19)	579	—	(57,163)
Transfers (i)	—	837,788	(1,911)	—	(6)	61,295	—	897,166
Exchange differences	(21,909)	—	771	(1,099)	47,613	(2,110)	—	23,266
Write-off by disposal of investment	(62,922)	(5,403)	(317,148)	—	—	(26,169)	—	(411,642)
Balance as of December 31, 2022	1,460,072	22,899,744	500,093	163,923	2,827,984	559,658	—	28,411,474
Additions	4,731	—	—	—	121,806	67,600	—	194,137
Write-offs	—	(62,272)	—	—	(64)	(2,075)	—	(64,411)
Transfers (i)	—	1,460,012	183,996	—	(219,318)	14,067	—	1,438,757
Exchange differences	(42,012)	—	(4,451)	(8,443)	(97,642)	5,315	—	(147,233)
Assets held for sale	(30,817)	—	(436,594)	—	(1,819)	(17,060)	—	(486,290)
Business Combination	—	—	—	—	—	7,875	574,363	582,238
Balance as of December 31, 2023	1,391,974	24,297,484	243,044	155,480	2,630,947	635,380	574,363	29,928,672

Amortization
Balance as of January 1, 2022	—	(3,910,259)	(167,287)	(9,201)	(1,028,608)	(411,430)	—	(5,526,785)
Additions	—	(773,765)	(8,879)	—	(164,843)	(35,667)	—	(983,154)
Write-offs	—	25,658	—	—	1	(155)	—	25,504
Transfers (i)	—	—	—	—	—	(60)	—	(60)
Exchange differences	—	—	(771)	—	22,956	(2,838)	—	19,347
Write-off by disposal of investment	—	5,403	157,743	—	—	12,470	—	175,616
Balance as of December 31, 2022	—	(4,652,963)	(19,194)	(9,201)	(1,170,494)	(437,680)	—	(6,289,532)
Additions	—	(861,103)	(6,969)	—	(196,995)	(28,436)	—	(1,093,503)
Write-offs	—	37,148	—	—	2	71	—	37,221
Transfers (i)	—	—	(37,209)	—	75,265	19,873	—	57,929
Exchange differences	—	—	156	—	2,453	1,526	—	4,135
Assets held for sale	—	—	—	—	1,213	4,152	—	5,365
Balance as of December 31, 2023	—	(5,476,918)	(63,216)	(9,201)	(1,288,556)	(440,494)	—	(7,278,385)

Balance as of December 31, 2022	1,460,072	18,246,781	480,899	154,722	1,657,490	121,978	—	22,121,942
Balance as of December 31, 2023	1,391,974	18,820,566	179,828	146,279	1,342,391	194,886	574,363	22,650,287

(i)	The number of transfers also includes a portion of R$103,084 of intangible assets that was reclassified to financial assets (R$35,057, year ended December 31, 2022).

Summary Intangible Assets (Excluding Goodwill)
Intangible assets (except goodwill)	Annual amortization rate	12/31/2023	12/31/2022
Concession rights:
Compass (i)	From 3.54% to 4.58%	12,307,964	11,614,163
Rumo (ii)	1.59%	6,512,602	6,632,618
		18,820,566	18,246,781

Licenses and authorizations
Port operation license	3.70%	47,610	44,305
Moove	5.00%	132,218	139,905
Licenses and authorizations (iii)	Indefinity	—	436,594
		179,828	620,804

Brands and patents:
Comma	Indefinity	47,015	47,929
Petrochoice (iii)	Indefinity	96,826	104,354
Tirreno (iii)	Indefinity	2,438	2,439
		146,279	154,722

Customers relationship
Compass	20.00%	280,111	285,423
Moove (iii)	5% to 30%	1,062,280	1,227,588
Other		—	4,574
		1,342,391	1,517,585

Contract of supply
Compass	5.00%	574,363	—
		574,363	—

Other
Software license	20.00%	90,162	65,108
Other	20.00%	104,724	56,870
		194,886	121,978

Total		21,258,314	20,661,870

(i)	Intangible asset of the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprising: (i) the concession rights recognized in the business combination and (ii) the assets of the concession.
(ii)	Refers to Rumo's railway concession agreement. The amount will be amortized until the end of the concession in 2079.
(iii)	Authorization for: (i) installation of port terminal activities; operation of the port facility by the subsidiary TUP Porto São Luís, (ii) lubrication and contamination control solutions, (iii) production and sale of lubricating oils, additives and fluids

Summary of combined carrying amounts of goodwill allocated to each cash-generating

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	12/31/2023			12/31/2022
	Goodwill	Brands and patents	Licenses and authorizations	Goodwill	Brands and patents	Licenses and authorizations
UGC Moove	1,254,253	146,279	—	1,296,266	154,722	—
UGC Compass	100,192	—	—	100,192	—	—
UGC Rumo	37,529	—	—	37,529	—	—
UGC Cosan corporate	—	—	—	26,085	—	436,594
	1,391,974	146,279	—	1,460,072	154,722	436,594

Summary of assumptions used for annual impairment test

The annual impairment test utilized the following assumptions:

Premises	% Yearly
Risk-free rate (T-Note 10y)	3.51%
Inflation (BR)	3.76%
Inflation (US)	2.00%
Inflation (UK)	2.00%
Country risk premium (BR)	4.40%
Country risk premium (UK)	0.88%
Country risk premium (ARG)	17.55%
Market risk premium	4.60%
Tax rate (BR)	34.00%
Tax rate (UK)	19.00%
Tax rate (ARG)	30.00%

Schedule of changes in contract assets	Contract assets are measured based on their acquisition cost, which includes capitalized borrowing costs. The depreciable amounts in the concession contract are transferred to intangible assets when the assets are put into operation. The indirect affiliate Comgás reassesses the useful life, and whenever this assessment reveals that the amortization period will exceed the term of the concession agreement, a portion of the asset is converted into a financial asset because it represents a receivable from the granting authority. This classification follows IFRIC 12 - Concession Agreements.

	Compass	Moove	Total
Balance as of January 1, 2022	684,970	21,012	705,982
Additions	1,217,818	10,823	1,228,641
Write-offs	—	(25,156)	(25,156)
Business combination	87,735	—	87,735
Transfers (i)	(880,188)	1,701	(878,487)
Balance as of December 31, 2022	1,110,335	8,380	1,118,715
Additions	1,494,142	33,952	1,528,094
Write-offs	—	(31,648)	(31,648)
Transfers (i)	(1,563,056)	—	(1,563,056)
Balance as of December 31, 2023	1,041,421	10,684	1,052,105

(i)	Included in the amount of transfers is a portion of the intangible asset that was reclassified as a financial asset.

Summary of transaction charts of right of use assets

	Consolidated
	Land, buildings and improvements	Machine, equipment, and installations	Wagons and locomotives	Software	Vehicles	Floating storage and regasification	Railway and port infrastructure	Total
Cost
Balance as of January 1, 2022	254,883	142,449	938,610	87,028	29,099	—	7,800,313	9,252,382
Business combination	116,919	2,693	—	—	43	—	—	119,655
Additions (i)	91,799	73,317	1,006	—	4,561	—	111,457	282,140
Contractual readjustments	9,008	52,972	3,480	(1,079)	1,540	—	155,734	221,655
Write-offs	(24,005)	(724)	—	—	(218)	—	(106,363)	(131,310)
Exchange differences	5,114	(2,237)	—	—	(282)	—	—	2,595
Balance as of December 31, 2022	453,718	268,470	943,096	85,949	34,743	—	7,961,141	9,747,117
Additions (i)	81,911	233,155	—	—	25,541	1,533,969	45,271	1,919,847
Contractual readjustments	17,917	3,426	332	—	—	—	96,257	117,932
Write-offs	(25,110)	(7,084)	—	—	—	—	(6,384)	(38,578)
Transfers	—	34,742	—	—	—	—	—	34,742
Exchange differences	(11,347)	(11,589)	—	—	(120)	—	—	(23,056)
Balance as of December 31, 2023	517,089	521,120	943,428	85,949	60,164	1,533,969	8,096,285	11,758,004

Amortization	—	—	—	—	—	—	—	—
Balance as of January 1, 2022	(67,919)	(29,258)	(399,218)	(16,959)	(15,125)	—	(776,636)	(1,305,115)
Additions	(65,254)	(81,349)	(34,990)	(4,015)	(7,713)	—	(267,094)	(460,415)
Write-offs	6,099	710	—	—	943	—	20,535	28,287
Exchange differences	1,577	1,246	—	—	172	—	—	2,995
Balance as of December 31, 2022	(125,497)	(108,651)	(434,208)	(20,974)	(21,723)	—	(1,023,195)	(1,734,248)
Additions	(74,850)	(47,435)	(34,347)	(4,380)	(13,128)	(38,349)	(320,280)	(532,769)
Write-offs	10,166	1,151	—	—	—	—	—	11,317
Exchange differences	2,913	8,187	—	—	114	—	—	11,214
Balance as of December 31, 2023	(187,268)	(146,748)	(468,555)	(25,354)	(34,737)	(38,349)	(1,343,475)	(2,244,486)

Balance as of December 31, 2022	328,221	159,819	508,888	64,975	13,020	—	6,937,946	8,012,869
Balance as of December 31, 2023	329,821	374,372	474,873	60,595	25,427	1,495,620	6,752,810	9,513,518

(i)	The addition of the year is mainly composed of the contract related to the charter of the floating storage and regasification unit (“FSRU”) according to note 2.

Summary of balances of investment properties including properties held for sale
Investment properties
Balance as of January 1, 2022	3,886,696
Change in the fair value of investment properties	1,311,691
Business combination	9,209,626
Additions	17,477
Transfers (i)	(322,430)
Balance as of December 31, 2022	14,103,060
Change in the fair value of investment properties	2,259,924
Additions	58,506
Transfers (i)	(444,782)
Write off	(582)
Balance as of December 31, 2023	15,976,126

(i)	Transfers to the group of properties maintained for sale as explanatory note 8, resulting from the sales proposals of Fazendas Grão de Ouro e Dourados (Tellus Brasil Participações S.A.); Fazenda Santa Rita Cana (Duguetiapar Empreendimentos e Participações S.A.); Gleba Macaé (Radar II Propriedades Agrícolas S.A.).